--------------------------
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                                                      --------------------------
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                                                      Expires: August 31, 2010

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                                                      hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21785
                                     -------------------------------------------

                                Black Pearl Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

125 South Market Street, Suite 1200        San Jose, California          95113
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                 Kevin M. Landis

Firsthand Capital Management, Inc. 125 South Market Street San Jose, CA 95113
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 294-2200
                                                     ---------------------------

Date of fiscal year end:        December 31, 2007
                          ---------------------------------------------

Date of reporting period:       December 31, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                BLACK PEARL FUNDS

                             BLACK PEARL FOCUS FUND


                                  ANNUAL REPORT

                                December 31, 2007


                               INVESTMENT ADVISOR
                       Firsthand Capital Management, Inc.
                                  San Jose, CA

BLACK PEARL FOCUS FUND
MANAGEMENT DISCUSSION & ANALYSIS
DECEMBER 31, 2007
================================================================================
FUND PERFORMANCE

Black Pearl Focus Fund posted a total return of 19.13% in 2007, which compares to a total return of 19.24% and 5.49%, respectively, for the NASDAQ 100 Index and the S&P 500 Index. The over- or under-performance of the Fund versus its benchmarks was attributable entirely to active stock selection, as sector and industry weightings are not considered in selecting investments for the Fund. While fundamental analysis does not factor into our management of the Fund, fundamental factors certainly have an impact on the performance of the Fund's holdings.

POSITIVE CONTRIBUTORS

The largest gains for the Fund during the period were attributable to the Fund's positions in Millicom International Cellular (MICC), Research In Motion (RIMM), and Apple (AAPL). Shares of Millicom rose as the provider of mobile phone service saw an increase in its subscriber numbers due to growth in emerging markets.

Research In Motion stock more than doubled in 2007 as strong sales of BlackBerry smart phones continued to pick up momentum across multiple market segments, including the corporate and consumer markets.

Apple stock reached an all-time high toward the end of the year on strong holiday sales of notebook computers, iPods, and its popular new iPhone device.

NEGATIVE CONTRIBUTORS

The largest losses for the Fund during the period were attributable to the Fund's positions in Akamai Technologies (AKAM), IAC/InterActiveCorp (IACI), and Advanced Micro Devices (AMD). Shares of Akamai fell in 2007 as increasing competition in the content delivery segment resulted in lower prices and shrinking profit margins for the Internet company.

InterActiveCorp shares were notably weaker during the period as concerns over a possible slowdown in the U.S. economy hurt its Home Shopping Network retailing division and its LendingTree mortgage finance website.

AMD, the world's second largest maker of microprocessors, suffered greatly in 2007 as an ongoing price war with Intel weighed heavily on the chipmaker's financial results throughout the year.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END ARE AVAILABLE BY CALLING THE BLACK PEARL FUNDS AT 1-888-277-6209.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other important information. To obtain a copy of the Fund's prospectus please visit our website (www.blackpearlfunds.com) or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Black Pearl Funds are distributed by Ultimus Fund Distributors, LLC.

                             BLACK PEARL FOCUS FUND

        Comparison of the Change in Value of a $10,000 Investment in the Black Pearl Focus Fund versus the NASDAQ 100 Index

                               [GRAPHIC OMITTED]

          Black Pearl Focus Fund                    NASDAQ 100 Index
          ----------------------                 ----------------------
           11/1/2005    $ 10,000                  11/1/2005    $ 10,000
          12/31/2005      11,070                 12/31/2005      10,429
           3/31/2006      11,730                  3/31/2006      10,811
           6/30/2006      10,617                  6/30/2006      10,006
           9/30/2006      10,658                  9/30/2006      10,520
          12/31/2006      11,410                 12/31/2006      11,189
           3/31/2007      11,685                  3/31/2007      11,300
           6/30/2007      12,600                  6/30/2007      12,344
           9/30/2007      13,384                  9/30/2007      13,361
          12/31/2007      13,593                 12/31/2007      13,347

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

             ------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS (a)
                      (FOR PERIODS ENDED DECEMBER 31, 2007)

                                                           SINCE
                                            1 YEAR      INCEPTION(b)
                                            ------      ------------
                Black Pearl Focus Fund       19.13%        15.22%
                NASDAQ 100 Index             19.24%        14.25%
             ------------------------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Commencement of operations was November 1, 2005.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                               % OF NET
HOLDINGS BY SECTOR                                              ASSETS
--------------------------------------------------------------------------
Information Technology                                           41.0%
Consumer Discretionary                                           26.6%
Telecommunications Services                                      22.6%
Industrials                                                       2.9%
Energy                                                            2.7%
Health Care                                                       1.5%
Cash Equivalents, Other Assets and Liabilities                    2.7%

                                                               % OF NET
TOP TEN HOLDINGS                                                ASSETS
--------------------------------------------------------------------------
Millicom International Cellular S.A.                             22.6%
Research In Motion Ltd.                                          14.6%
Liberty Global, Inc. - Class A                                    6.4%
Apple, Inc.                                                       5.9%
Amazon.com, Inc.                                                  4.9%
Discovery Holding Co. - Class A                                   4.3%
VeriSign, Inc.                                                    4.0%
Expedia, Inc.                                                     3.5%
Patterson-UTI Energy, Inc.                                        2.7%
Intel Corp.                                                       2.7%

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007
================================================================================
    SHARES    COMMON STOCKS - 97.3%                                    VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 26.6%
       365    Amazon.com, Inc. (a)                                 $     33,814
       580    Bed Bath & Beyond, Inc. (a)                                17,046
     1,195    Discovery Holding Co. - Class A (a)                        30,042
       765    Expedia, Inc. (a)                                          24,189
     1,135    Liberty Global, Inc. - Class A (a)                         44,481
       690    Ross Stores, Inc.                                          17,643
        45    Sears Holding Corp. (a)                                     4,592
       335    Staples, Inc.                                               7,729
       225    Starbucks Corp. (a)                                         4,606
                                                                   ------------
                                                                        184,142
                                                                   ------------
              ENERGY - 2.7%
       970    Patterson-UTI Energy, Inc.                                 18,934
                                                                   ------------
              HEALTH CARE - 1.5%
        55    Amgen, Inc. (a)                                             2,554
       230    Sepracor, Inc. (a)                                          6,038
        85    Vertex Pharmaceuticals, Inc. (a)                            1,975
                                                                   ------------
                                                                         10,567
                                                                   ------------

              INDUSTRIALS - 2.9%
        85    Cintas Corp.                                                2,858
       540    Monster Worldwide, Inc. (a)                                17,496
                                                                   ------------
                                                                         20,354
                                                                   ------------

              INFORMATION TECHNOLOGY - 41.0%
       140    Activision, Inc. (a)                                        4,158
       205    Apple, Inc. (a)                                            40,606
       680    Applied Materials, Inc.                                    12,077
       450    Citrix Systems, Inc. (a)                                   17,105
     1,525    Flextronics International Ltd. (a)                         18,392
        25    Google, Inc. - Class A (a)                                 17,287
       700    Intel Corp.                                                18,662
       100    Linear Technology Corp.                                     3,183
        85    Microsoft Corp.                                             3,026
       470    Paychex, Inc.                                              17,023
        80    QUALCOMM, Inc.                                              3,148
       895    Research In Motion Ltd. (a)                               101,493
       735    VeriSign, Inc. (a)                                         27,643
                                                                   ------------
                                                                        283,803
                                                                   ------------
              TELECOMMUNICATIONS SERVICES - 22.6%
     1,330    Millicom International Cellular S.A. (a)                  156,860
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $531,085)                  $    674,660
                                                                   ------------

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    MONEY MARKET SECURITIES - 2.8%                           VALUE
--------------------------------------------------------------------------------
    19,165    PNC Bank Money Market Account (Cost $19,165)         $     19,165
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE - 100.1%
              (Cost $550,250)                                      $    693,825

              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)               (635)
                                                                   ------------

              NET ASSETS - 100.0%                                  $    693,190
                                                                   ============

(a)   Non-income producing security.

See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
================================================================================
ASSETS
Investments in securities:
   At acquisition cost                                              $    550,250
                                                                    ============
   At value (Note 2)                                                $    693,825
Dividends and interest receivable                                            132
                                                                    ------------
   TOTAL ASSETS                                                          693,957
                                                                    ------------
LIABILITIES
Payable to Advisor (Note 4)                                                  767
                                                                    ------------
   TOTAL LIABILITIES                                                         767
                                                                    ------------

NET ASSETS                                                          $    693,190
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in capital                                                     $    548,381
Undistributed net realized gains from security transactions                1,234
Net unrealized appreciation on investments                               143,575
                                                                    ------------
NET ASSETS                                                          $    693,190
                                                                    ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                             54,585
                                                                    ============
Net asset value, redemption price
   and offering price per share (Note 2)                            $      12.70
                                                                    ============

See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
================================================================================
INVESTMENT INCOME
   Dividends (Net of foreign tax of $6)                            $      1,143
   Interest                                                                 637
                                                                   ------------
      TOTAL INVESTMENT INCOME                                             1,780
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 4)                                      9,657
   Administration fees (Note 4)                                           2,897
                                                                   ------------
      TOTAL EXPENSES                                                     12,554
   Fees waived by the Advisor (Note 4)                                   (4,184)
                                                                   ------------
      NET EXPENSES                                                        8,370
                                                                   ------------

NET INVESTMENT LOSS                                                      (6,590)
                                                                   ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from investments                                   31,105
   Net increase from payment by Advisor
      due to the disposal of investments in
      violation of investment restrictions (Note 2)                       4,019
   Net change in unrealized appreciation/depreciation
      on investments                                                     83,489
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS                                                       118,613
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    112,023
                                                                   ============

See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================
                                                                          YEAR             YEAR
                                                                         ENDED            ENDED
                                                                       DECEMBER 31,    DECEMBER 31,
                                                                          2007             2006
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                                $     (6,590)    $     (6,494)
   Net realized gains from investments                                      31,105            9,732
   Net increase from payment by Advisor due to the disposal of
      investments in violation of investment restrictions (Note 2)           4,019               --
   Net change in unrealized appreciation/depreciation
      on investments                                                        83,489           14,925
                                                                      ------------     ------------
Net increase in net assets from operations                                 112,023           18,163
                                                                      ------------     ------------
FROM DISTRIBUTIONS
   Distributions from net realized gains                                   (33,110)          (9,437)
                                                                      ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                               500,000               --
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                      33,110            9,437
   Payments for shares redeemed                                           (526,595)              --
                                                                      ------------     ------------
Net increase in net assets from capital share transactions                   6,515            9,437
                                                                      ------------     ------------

TOTAL INCREASE IN NET ASSETS                                                85,428           18,163

NET ASSETS
   Beginning of year                                                       607,762          589,599
                                                                      ------------     ------------
   End of year                                                        $    693,190     $    607,762
                                                                      ============     ============

ACCUMULATED NET INVESTMENT INCOME                                     $         --     $         --
                                                                      ============     ============
CAPITAL SHARE ACTIVITY
   Shares sold                                                              43,783               --
   Shares reinvested                                                         2,719              904
   Shares redeemed                                                         (46,079)              --
                                                                      ------------     ------------
   Net increase from capital share activity                                    423              904
   Shares outstanding, beginning of year                                    54,162           53,258
                                                                      ------------     ------------
   Shares outstanding, end of year                                          54,585           54,162
                                                                      ============     ============

See accompanying notes to financial statements.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
FINANCIAL HIGHLIGHTS
========================================================================================================
                                                                   YEAR           YEAR          PERIOD
                                                                  ENDED          ENDED           ENDED
                                                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:     2007           2006          2005 (a)
--------------------------------------------------------------------------------------------------------
   Net asset value at beginning of period                       $    11.22     $    11.07     $    10.00
                                                                ----------     ----------     ----------
   Income (loss) from investment operations:
      Net investment loss                                            (0.12)         (0.12)         (0.02)
      Net realized and unrealized gains on investments                2.16           0.45           1.09
      Net increase from payment by Advisor (Note 2)                   0.07(c)          --             --
                                                                ----------     ----------     ----------
   Total from investment operations                                   2.11           0.33           1.07
                                                                ----------     ----------     ----------
   Less distributions:
      Distributions from net realized gains                          (0.63)         (0.18)            --
                                                                ----------     ----------     ----------

   Net asset value at end of period                             $    12.70     $    11.22     $    11.07
                                                                ==========     ==========     ==========

   Total return (b)                                                 19.13%(c)       3.08%         10.70%(d)
                                                                ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period                                  $  693,190     $  607,762     $  589,599
                                                                ==========     ==========     ==========

   Ratio of gross expenses to average net assets                     1.95%          1.95%          1.95%(f)

   Ratio of net expenses to average net assets (e)                   1.30%          1.30%          1.30%(f)

   Ratio of net investment loss to average net assets               (1.02%)        (1.10%)        (0.89%)(f)

   Portfolio turnover rate                                            219%           293%            38%(d)
--------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (November 1, 2005) through December 31, 2005.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) During the year ended December 31, 2007, the Fund received a voluntary payment from the Advisor of $4,019 for losses realized on the disposal of investments not sold in violation of investment restrictions, which otherwise would have reduced the total return by 0.66% (Note 2).

(d)   Not annualized.

(e)   Ratio was determined after advisory fee waivers (Note 4).

(f)   Annualized.

See accompanying notes to financial statements.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007
================================================================================
1.    ORGANIZATION

Black Pearl Focus Fund (the "Fund") is a non-diversified series of Black Pearl Funds (the "Trust"), an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated July 8, 2005. The Fund commenced operations on November 1, 2005.

The investment objective of the Fund is long-term growth of capital.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other equity securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. If a security is not traded on the valuation date, the security will be valued at its most recent bid price. Securities traded in the over-the-counter market are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations and are recorded on ex-dividend date, which may differ from accounting principles generally accepted in the United States of America.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007
================================================================================
Federal income tax - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                         Long-Term
               Years        Ordinary      Capital          Total
               Ended         Income        Gains       Distributions
            ---------------------------------------------------------
              12/31/07       $ 6,784      $ 26,326        $ 33,110
              12/31/06       $ 9,437         -            $  9,437

The following information is computed on a tax basis for each item as of December 31, 2007:

              Tax cost of portfolio investments      $    551,274
                                                     ============
              Gross tax unrealized appreciation      $    155,020
              Gross tax unrealized depreciation           (12,469)
                                                     ------------
              Net tax unrealized appreciation             142,551
              Undistributed long-term gains                 2,258
                                                     ------------
              Accumulated earnings                   $    144,809
                                                     ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. Theses "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

During the year ended December 31, 2007, the Advisor voluntarily reimbursed $4,019 to the Fund for losses realized on the disposal of investments not sold in violation of investment restrictions.

During the year ended December 31, 2007, the Fund reclassified net investment losses of $6,590 and a voluntary payment received by the Advisor of $4,019 against paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no affect on the Fund's net assets or net asset value per share.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007
================================================================================
On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB INTERPRETATION NO. 48 ("FIN 48") "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. The Fund first incorporated FIN 48 in its Semi-Annual report on June 30, 2007. Based on management's analysis, the adoption of FIN 48 did not impact the Fund's net assets or results of operations. The statute of limitations on the Fund's tax returns remains open for the years ended December 31, 2005 through December 31, 2007.

3.    INVESTMENT TRANSACTIONS

During the year ended December 31, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, amounted to $1,380,089 and $1,415,656, respectively.

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Firsthand Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 1.50% of its average daily net assets.

The Advisor has contractually agreed, until at least November 1, 2008, to reduce its fees and/or to make expense reimbursements so that the Fund's total operating expenses are limited to 1.30% of the Fund's average daily net assets. During the year ended December 31, 2007, the Advisor waived investment advisory fees of $4,184. These waivers are not subject to recoupment.

ADMINISTRATION AGREEMENT
The Advisor is responsible for the provision of administrative and supervisory services to the Fund. For these services, the Fund pays to the Advisor, on a monthly basis, a fee equal to 0.45% per annum of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. During the year ended December 31, 2007, the Fund paid $2,897 to the Advisor for administrative services.

MUTUAL FUND SERVICES AGREEMENT
The Fund is party to a mutual fund services agreement with Ultimus Fund Solutions, LLC ("Ultimus") under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund) pursuant to the Administration Agreement between the Fund and the Advisor.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2007
================================================================================
DISTRIBUTION AGREEMENT
The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Advisor, not the Fund, is responsible for payment of the distribution fees.

Certain Trustees and officers of the Trust are directors and officers of the Advisor, Ultimus and/or the Distributor.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

             REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

BOARD OF DIRECTORS AND SHAREHOLDERS
BLACK PEARL FUNDS
SAN JOSE, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of Black Pearl Focus Fund, a series of shares of Black Pearl Funds, including the portfolio of investments as of December 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Black Pearl Focus Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.


                                                  TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 25, 2008

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment returns of the Fund.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

------------------------------------------------------------------------------------------
                                        Beginning           Ending
                                      Account Value      Account Value      Expenses Paid
                                       July 1, 2007    December 31, 2007    During Period*
------------------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00          $1,078.80            $6.83
Based on Hypothetical 5% Return
      (before expenses)                 $1,000.00          $1,018.24            $6.61
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.30% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-408-521-5000, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-408-521-5000, or the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-408-521-5000. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees.

The Trust is managed by the Trustees in accordance with the Declaration of Trust. There are currently three Trustees, two of whom are not "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940.

The Trustees and officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                                 NUMBER OF
                                                                                                                PORTFOLIOS
                                                                                                                  IN FUND
                                                                              PRINCIPAL OCCUPATION(S) DURING      COMPLEX
                                         LENGTH OF TIME   POSITION(S) HELD    PAST 5 YEARS AND DIRECTORSHIPS     OVERSEEN
NAME, ADDRESS AND YEAR OF BIRTH              SERVED          WITH TRUST             OF PUBLIC COMPANIES         BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:
*Kevin Landis                              Since 2005        Trustee and     Chief Investment Officer and a          7
125 South Market Street, Suite 1200                           President      Director of the Advisor and a
San Jose, California   95113                                                 portfolio manager with the
(1961)                                                                       Advisor since May 1994.

                                                                             Trustee of the Firsthand Funds
                                                                             (a registered investment company
                                                                             that includes six portfolios).

DISINTERESTED TRUSTEES:
Greg Burglin                               Since 2005          Trustee       Tax Consultant for more than 5          1
125 South Market Street, Suite 1200                                          years.
San Jose, California   95113
(1960)

Kevin P. Tanner                            Since 2005          Trustee       President, Chief Financial              1
125 South Market Street, Suite 1200                                          Officer and Chief Compliance
San Jose, California   95113                                                 Officer of Saratoga Research &
(1962)                                                                       Investment Management (formerly
                                                                             know as Tanner & Associates Asset
                                                                             Management)(an SEC registered
                                                                             investment adviser)for more than 5
                                                                             years.
----------------------------------------------------------------------------------------------------------------------------

* Mr. Landis is an interested person of the Trust by reason of his position with the Advisor.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================

                                                                              PRINCIPAL OCCUPATION(S) DURING
                                         LENGTH OF TIME   POSITION(S) HELD    PAST 5 YEARS AND DIRECTORSHIPS
NAME, ADDRESS AND YEAR OF BIRTH              SERVED          WITH TRUST             OF PUBLIC COMPANIES
---------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
Yakoub Bellawala                           Since 2005         Secretary      Chief Compliance Officer for
125 South Market Street, Suite 1200                                          Black Pearl Funds and Firsthand
San Jose, California   95113               Since 2007     Chief Compliance   Funds since June 2007. Vice
(1965)                                                         Officer       President of the Advisor from
                                                                             August 2002 to present. He was Vice
                                                                             President of Business Development
                                                                             for the Advisor from 1999 to 2002.
                                                                             He has been Secretary of Firsthand
                                                                             Funds from 2003 to present. He was
                                                                             Treasurer of Firsthand Funds from
                                                                             1996 to 2003.

Mark J. Seger                              Since 2005         Treasurer      Managing Director of Ultimus and
225 Pictoria Drive, Suite 450                                                the Distributor.
Cincinnati, Ohio  45246
(1962)
---------------------------------------------------------------------------------------------------------------

Additional information about members of the Board of Trustees and officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-408-521-5000.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Fund during the year ended December 31, 2007. On September 14, 2007, the Fund declared and paid a short-term capital gain distribution of $0.1308 per share. On December 19, 2007, the Fund declared and paid a long-term capital gain distribution of $0.5022 per share. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, these distributions may be subject to a maximum tax rate of 15%. Early in 2008, as required by federal regulations, shareholders received notification of their portion of the Fund's taxable capital gain distributions, if any, paid during the 2007 calendar year.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
================================================================================
The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the Fund's Investment Advisory Agreement and the Administration Agreement (collectively the "Agreements") with the Advisor. Approval took place at an in-person meeting, held on August 10, 2007 at which all of the Trustees were present.

In the course of their consideration of the Agreements the Independent Trustees met in executive session and were advised by the Fund's legal counsel. The Independent Trustees received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Trustees and counsel.

In considering the Agreements and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described as follows.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by the Advisor. The most recent investment advisor registration form ("Form ADV") for the Advisor was provided to the Board. The Board reviewed and analyzed the Form ADV which included, among other things, information about the background and experience of senior management of the Advisor. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of key personnel at the Advisor that oversee the day-to-day operations of the Fund.

      In addition, the Board considered the investment and legal compliance programs of the Trust and the Advisor. The Board also considered the depth and experience of the compliance staff at the Advisor and their experience with overseeing the activities of the Fund as well as the activities of another fund family managed by the Advisor. Based on the above factors, together with those referenced below, the Independent Trustees concluded that they were generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

FUND PERFORMANCE AND EXPENSES
-----------------------------

      The Board was provided with performance results for the Fund over the lifetime of the Fund. In reviewing the Fund's performance, the Board considered the limited operating history of the Fund and the impact this has on their analysis. Representatives from the Advisor addressed the Fund's performance record and discussed certain limitations with respect to measuring the performance of the quantitative models utilized by the Advisor over the short operating history of the Fund. The Trustees noted that the Fund's performance record has improved in relation to its peers in the Morningstar Large Growth Fund category. It was further noted by the Board that the Fund's one year return as of June 30, 2007 was slightly higher than the average for Morningstar's Large Growth fund category. The Trustees concluded that the Fund's performance record is consistent with the Fund's investment objective.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================
      The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees and fee waivers. The continuance by the Advisor of the Expense Limitation agreement for an additional term was also discussed by the Board. The Board also considered comparisons of these fees to the comparative expense information for the Morningstar Large Growth category. The Board noted that the total expense ratio of the Fund, after fee waivers, was slightly higher than the median expense ratio for the funds within Morningstar's Large Growth category.

INVESTMENT ADVISORY FEE RATES
-----------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to the Advisor. The Independent Trustees concluded that comparisons of the Fund's advisory fee rate were not particularly meaningful due to the Advisor's commitment to pay most of the Fund's ordinary operating expenses out of its own resources. The Independent Trustees further
concluded  that  the  Fund's  overall   expense  ratio  was  a  more  meaningful
comparison.

PROFITABILITY
-------------

      The Board discussed profitability of the Advisor as well as ancillary benefits that the Advisor receives or may receive with regard to providing services to the Fund. The Independent Trustees concluded that, in light of the fact that the Fund is limited in assets and is being operated by the Advisor at a loss, these factors are only secondary factors at this time. The Independent Trustees did note that, as the Fund grows, profitability of the Advisor will become more relevant to their deliberations.

ECONOMIES OF SCALE
------------------

      The Board discussed economies of scale and noted that, at this stage, the Fund has not had an opportunity to recognize any economies of scale. The Independent Trustees observed that, as the Fund grows, this factor will become more relevant to their deliberations.

CONCLUSION
----------

      After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, concluded that approval of the Agreements was in the best interests of the Fund and its shareholders.

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $10,000 and $10,000 with respect to the registrant's fiscal years ended December 31, 2007 and 2006, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,500 and $5,000 with respect to the registrant's fiscal years ended December 31, 2007 and 2006, respectively. The services comprising these fees are the review of the registrant's federal and state income and federal excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. The audit committee has delegated to the Chairman of the committee the authority to grant pre-approvals of audit and permissible non-audit services to be provided by the principal accountant to the registrant, subject to the ratification of the full committee at its next regularly scheduled meeting. Both the principal accountant and counsel to the registrant will be responsible for informing the audit committee whether they believe that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards. The specific types of non-audit services that the Chairman of the audit committee may pre-approve include, but are not limited to: reviewing the registrant's internal controls over financial reporting; providing tax-related services; reviewing and/or developing an anti-money laundering program; and issuing comfort letters, based on agreed-upon procedures, in connection with any reorganization involving the registrant.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended December 31, 2007 and 2006, aggregate non-audit fees of $12,000 and $15,000, respectively, were billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The registrant's audit committee of the board of trustees determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)    Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Black Pearl Funds
             -------------------------------------------------------------------

By (Signature and Title)*   /s/ Kevin M. Landis
                            ----------------------------------------------------
                             Kevin M. Landis, President

Date   March 3, 2008
      ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Kevin M. Landis
                            ----------------------------------------------------
                            Kevin M. Landis, President

Date   March 3, 2008
      ----------------------------

By (Signature and Title)*   /s/ Mark J. Seger
                            ----------------------------------------------------
                            Mark J. Seger, Treasurer

Date   March 3, 2008
      ----------------------------

* Print the name and title of each signing officer under his or her signature.